Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Basic Loss Per Share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year.

	Year ended December 31,
	2025	2024	2023

(Loss) attributable to equity holders of the Company ($000)	(18,431)	(11,863)	(17,691)
Weighted average number of ordinary shares in issue	118,282,753	106,672,342	102,471,016
Basic loss per share (cents per share)	(15.6)	(11. 1)	(17.3)